Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

20. SUBSEQUENT EVENTS

On October 22, 2025, the board of directors of the Company has authorized a share repurchase program under which the Company may repurchase up to US$2 million worth of its ordinary shares (including in the form of American depositary shares) over a period until October 21, 2026.

The Company has assessed all events from June 30, 2025 up through December 3, 2025, which is the date that these unaudited interim condensed consolidated financial statements are available to be issued, there are not any material subsequent events that require disclosure in these unaudited interim condensed consolidated financial statements.